VESSELS UNDER CAPITAL LEASES, NET (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Schedule of Capital Leased Assets [Table Text Block]

(in thousands of $)	2013	2012
Cost	168,492	600,733
Accumulated depreciation	(40,799)	(115,101)
Net book value	127,693	485,632